COMMON STOCK (Details Narrative) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common stock, shares authorized	200,000,000	200,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock, shares issued	10,707,150	10,607,150